CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating activities:
Net income (loss)	$ 49	$ (513)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	177	177
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	139	133
Loss from disposal of assets	4	1
Undistributed income of unconsolidated subsidiaries	8	42
Other non-cash items	42	55
Changes in operating assets and liabilities:
Provisions	(72)	357
Deferred income taxes	(26)	98
Trade and financing receivables related to sales, net	203	301
Inventories, net	(760)	(704)
Trade payables	198	126
Other assets and liabilities	(136)	(82)
Net cash used in operating activities	(174)	(9)
Investing activities:
Additions to retail receivables	(846)	(858)
Collections of retail receivables	1,050	1,172
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	188	154
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(74)	(81)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(393)	(300)
Other	29	21
Net cash provided by (used in) investing activities	(44)	110
Financing activities:
Proceeds from long-term debt	2,851	1,835
Payments of long-term debt	(3,869)	(2,990)
Net increase (decrease) in other financial liabilities	71	(109)
Dividends paid	(1)	(2)
Other		(49)
Net cash used in financing activities	(948)	(1,315)
Effect of foreign exchange rate changes on cash and cash equivalents	73	141
Decrease in cash and cash equivalents	(1,093)	(1,073)
Cash and cash equivalents, beginning of year	5,017	5,384
Cash and cash equivalents, end of period	$ 3,924	$ 4,311